COSTS OF SALES - Schedule of Costs of Sales (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
COSTS OF SALES
Direct costs of sales	€ (19,814)	€ (16,199)	€ (14,058)
Indirect costs of sales	(11,102)	(9,443)	(9,225)
Total cost of sales	€ (30,916)	€ (25,643)	€ (23,283)